Provisions (Tables)	12 Months Ended
Jan. 31, 2019
Text block [abstract]
Summary of Provisions

The Company’s provisions were as follows, as at:

	January 31, 2019	January 31, 2018	February 1, 2017
Product-related	$462.1	$373.9	$341.3
Restructuring	0.6	2.1	0.2
Other	57.5	89.1	90.9
Total provisions	$520.2	$465.1	$432.4
Current	408.6	378.8	344.3
Non-current	111.6	86.3	88.1
Total provisions	$520.2	$465.1	$432.4

Summary of changes in Provision

The changes in provisions were as follows:

	Product-related	Restructuring	Other	Total
Balance as at January 31, 2018	$373.9	$2.1	$89.1	$465.1
Expensed during the year	582.2	0.3	12.6	595.1
Additions through business combinations	2.7	—	—	2.7
Paid during the year	(507.4)	(1.7)	(45.4)[a]	(554.5)
Reversed during the year	(3.5)	(0.1)	(3.3)	(6.9)
Effect of foreign currency exchange rate changes	15.6	—	4.5	20.1
Unwinding of discount and effect of changes in discounting estimates	(1.4)	—	—	(1.4)
Balance as at January 31, 2019	$462.1	$0.6	$57.5	$520.2

[a] Payment of $33.8 million related to the patent infringement litigation cases with one of the Company’s competitors.